Accounts and Other Receivable (Details) - USD ($)	Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Gross, Current	$ 908,301		$ 1,110,993	$ 1,921,796
Less allowance for doubtful accounts	(1,651)		(96,748)	(32,469)
Accounts and Other Receivables, Net, Current	906,650	$ 1,288,445	1,014,245	1,889,327
Trade Receivables [Member]
Accounts Receivable, Gross, Current	90,661		460,763	609,179
Other Receivables [Member]
Accounts Receivable, Gross, Current	$ 817,640		$ 650,230	$ 1,312,617